Note 12 - Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Details
Deferred Tax Assets Exploration Costs	$ 847,000	$ 971,000
Deferred Tax Assets, Property, Plant and Equipment		109,000
Deferred Tax Assets, Investments	213,000	180,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	2,224,000	2,127,000
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	2,000	2,000
Deferred Tax Assets, Tax Credit Carryforwards, Foreign	697,000	697,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	14,442,000	13,568,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	1,736,000	1,736,000
Deferred Tax Assets, Gross	20,161,000	19,390,000
Deferred Tax Assets, Valuation Allowance	(20,161,000)	(19,390,000)
Deferred Tax Assets, Net of Valuation Allowance	0	0
BH Minerals USA, Inc.
Deferred Tax Assets Property Plant Ad Equipment, Subsidiary	(3,809,000)	(3,810,000)
Deferred Tax Assets Exploration Costs, Subsidiary	2,075,000	2,468,000
Deferred Tax Assets Operating Loss Carryforward Domestic, Subsidiary	4,655,000	4,192,000
Deferred Tax Assets, Gross, Subsidiary	2,921,000	2,850,000
Deferred Tax Assets Valuation Allowance, Subsidiary	(2,921,000)	(2,850,000)
Deferred Tax Assets, Net, Subsidiary	$ 0	$ 0